Acquisition (Schedule Of Pro Forma Information) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Acquisition [Abstract]
Net sales	€ 1,571,357	€ 808,042
Net income	€ 271,240	€ (185,001)
Basic earnings per share	€ 2.40	€ (3.27)
Diluted earnings per share	€ 2.33	€ (3.27)